LEASES - Terms and Discount Rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term (years)
Finance leases		3 years 10 months 28 days
Operating leases		4 years 9 months 21 days
Weighted average discount rate
Finance leases	4.94%	4.69%
Operating leases	5.92%	4.00%